Investments in an Associate - Summary of Investments in Associate (Details) - Swissfillon AG - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Significant Investments In Associates [Line Items]
At January 1	€ 2,009	€ 1,917
Proportionate share of net profit for the year	547	92	€ (262)
Derecognition of the associate after minority interest sale	(2,556)	0
At December 31	€ 0	€ 2,009	€ 1,917